Exhibit 99.4 Schedule 5

Loan Number	Loan Number2	Doc Type	Property ID	Rent On Lease if applicable	Rent On Appraisal if applicable	Source Lease or Appraisal	Used for DSCR	DSCR	PITI	Short Term Rental Flag	Property Address	Property City	Property State	Property Zip	Year Built	Square Footage	Units	Unit 1 of Baths	Unit 1 of Beds	Unit 2 of Baths	Unit 2 of Beds	Lease Term
XXXXXXXXXXX	5853969	DSCR	1	XXXXX	XXXXX	Lease	XXXXX	2.2017	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	2	3			XXXXX